STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

September 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 2.3%
Adient	18,570	[a]	769,727
Dana	22,445		499,177
Fox Factory Holding	2,680	[a]	387,367
Gentex	19,150		631,567
Harley-Davidson	11,825		432,913
The Goodyear Tire & Rubber Company	44,410	[a]	786,057
Visteon	5,315	[a]	501,683
			4,008,491
Banks - 6.8%
Associated Banc-Corp	24,350		521,577
BancorpSouth Bank	16,010		476,778
BOK Financial	1,805	[b]	161,638
Cathay General Bancorp	48,685		2,015,072
Commerce Bancshares	5,370		374,182
Essent Group	4,025		177,140
First Horizon	46,570		758,625
Fulton Financial	88,445		1,351,440
Hancock Whitney	9,280		437,274
International Bancshares	6,900		287,316
MGIC Investment	45,520		680,979
New York Community Bancorp	58,660		754,954
PacWest Bancorp	10,775		488,323
Sterling Bancorp	36,710		916,282
UMB Financial	16,170		1,563,801
Washington Federal	19,875		681,911
Webster Financial	4,315		234,995
			11,882,287
Capital Goods - 12.1%
A.O. Smith	3,010		183,821
AECOM	8,990	[a]	567,719
AGCO	8,090		991,268
Allegion	2,470		326,485
Allison Transmission Holdings	17,060		602,559
Armstrong World Industries	1,930		184,257
Axon Enterprise	1,665	[a]	291,408
Carlisle	1,655		328,997
Crane	8,690		823,899
Donaldson	22,630		1,299,188
EMCOR Group	12,880		1,486,094

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 12.1% (continued)
Flowserve	23,330		808,851
Fortune Brands Home & Security	4,030		360,363
GATX	5,690		509,596
Generac Holdings	730	[a]	298,329
Huntington Ingalls Industries	1,480		285,729
Kennametal	15,195		520,125
Lennox International	4,755		1,398,778
Lincoln Electric Holdings	4,430		570,540
MasTec	8,330	[a]	718,712
MSC Industrial Direct, Cl. A	1,585		127,101
nVent Electric	31,635		1,022,760
Owens Corning	8,490		725,895
Pentair	3,410	[b]	247,668
Quanta Services	2,890		328,940
Regal Beloit	6,430		966,686
Simpson Manufacturing	1,860		198,964
Stanley Black & Decker	3,430		601,313
Sunrun	5,630	[a,b]	247,720
Terex	18,845		793,374
Textron	4,740		330,899
The Middleby	4,570	[a]	779,231
The Timken Company	8,325		544,622
The Toro Company	10,175		991,147
Valmont Industries	1,010		237,471
Woodward	3,525		399,030
			21,099,539
Commercial & Professional Services - 2.0%
ASGN	6,710	[a]	759,169
Clean Harbors	8,090	[a]	840,308
Herman Miller	5,870		221,064
Insperity	4,150		459,571
KAR Auction Services	14,140	[a]	231,755
ManpowerGroup	5,350		579,298
Science Applications International	1,620		138,607
The Brink's Company	4,720		298,776
			3,528,548
Consumer Durables & Apparel - 5.5%
Brunswick	7,780		741,201
Capri Holdings	12,030	[a]	582,372
Carter's	3,135		304,847
Columbia Sportswear	3,190		305,730
Crocs	3,325	[a]	477,071
Deckers Outdoor	4,060	[a]	1,462,412
Mattel	36,680	[a]	680,781

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Consumer Durables & Apparel - 5.5% (continued)
Peloton Interactive, Cl. A	4,100	[a]	356,905
Polaris	7,800		933,348
PulteGroup	4,340		199,293
Tapestry	5,445		201,574
Tempur Sealy International	23,610		1,095,740
Toll Brothers	6,740		372,655
TopBuild	2,195	[a]	449,558
Tri Pointe Homes	33,190	[a]	697,654
YETI Holdings	7,920	[a]	678,665
			9,539,806
Consumer Services - 4.0%
Boyd Gaming	8,810	[a]	557,321
Chipotle Mexican Grill	380	[a]	690,658
Graham Holdings, Cl. B	660		388,846
Grand Canyon Education	6,120	[a]	538,315
H&R Block	9,660		241,500
Jack in the Box	6,320		615,126
Marriott Vacations Worldwide	4,580		720,571
Planet Fitness, Cl. A	6,220	[a]	488,581
Scientific Games	5,770	[a]	479,314
Service Corp. International	20,110		1,211,829
Texas Roadhouse	1,780		162,567
The Wendy's Company	8,905		193,060
Wyndham Hotels & Resorts	8,265		637,975
			6,925,663
Diversified Financials - 2.8%
Affiliated Managers Group	5,240		791,712
Evercore, Cl. A	3,775		504,604
FactSet Research Systems	1,090		430,310
Interactive Brokers Group, Cl. A	4,660		290,504
Janus Henderson Group	13,890		574,074
Jefferies Financial Group	21,150		785,299
OneMain Holdings	2,755		152,434
PROG Holdings	3,455		145,145
Stifel Financial	17,405		1,182,844
			4,856,926
Energy - 2.9%
Antero Midstream	23,540	[b]	245,287
ChampionX	27,705	[a]	619,484
Cimarex Energy	7,220		629,584
CNX Resources	14,710	[a]	185,640
Continental Resources	9,475	[b]	437,271
EQT	7,000	[a]	143,220
Equitrans Midstream	33,390		338,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Energy - 2.9% (continued)
Hess	7,465		583,091
Marathon Oil	81,375		1,112,396
Murphy Oil	20,565	[b]	513,508
NOV	9,295	[a]	121,857
Targa Resources	3,015		148,368
			5,078,281
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings	12,970	[a]	712,312
Casey's General Stores	4,290		808,450
Sprouts Farmers Market	19,790	[a]	458,534
			1,979,296
Food, Beverage & Tobacco - 2.1%
Darling Ingredients	13,655	[a]	981,794
Flowers Foods	38,260		904,084
Pilgrim's Pride	24,420	[a]	710,134
Sanderson Farms	2,535		477,087
The Hain Celestial Group	12,470	[a]	533,467
			3,606,566
Health Care Equipment & Services - 7.1%
Acadia Healthcare	12,170	[a]	776,203
Amedisys	4,080	[a]	608,328
Cerner	6,560		462,611
Chemed	3,020		1,404,662
Dentsply Sirona	7,965		462,368
Envista Holdings	14,500	[a]	606,245
Globus Medical, Cl. A	3,300	[a]	252,846
HealthEquity	4,720	[a]	305,667
Hill-Rom Holdings	8,050		1,207,500
ICU Medical	2,565	[a]	598,620
Integra LifeSciences Holdings	16,690	[a]	1,142,931
LHC Group	2,815	[a]	441,702
LivaNova	7,700	[a]	609,763
Molina Healthcare	3,700	[a]	1,003,847
NuVasive	4,805	[a]	287,579
Option Care Health	13,290	[a]	322,415
Patterson Companies	6,430		193,800
Progyny	3,165	[a]	177,240
Quidel	605	[a]	85,396
STAAR Surgical	4,080	[a]	524,402
Teladoc Health	2,330	[a]	295,467
Tenet Healthcare	9,900	[a]	657,756
			12,427,348
Household & Personal Products - .2%
Nu Skin Enterprises, Cl. A	10,570		427,768

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Insurance - 4.8%
Alleghany	930	[a]	580,701
American Financial Group	6,640	[a]	835,511
CNA Financial	6,120		256,795
Everest Re Group	835		209,401
First American Financial	11,790		790,519
Globe Life	7,690		684,641
Kinsale Capital Group	3,140		507,738
Mercury General	4,010		223,237
Primerica	8,185		1,257,462
Reinsurance Group of America	9,500		1,056,970
RLI	5,070		508,369
Selective Insurance Group	11,030		833,096
The Hanover Insurance Group	4,165		539,867
			8,284,307
Materials - 5.1%
CF Industries Holdings	8,265		461,352
Cleveland-Cliffs	28,675	[a,b]	568,052
Commercial Metals	9,375		285,563
Eagle Materials	7,290		956,156
Ingevity	11,770	[a]	840,025
Louisiana-Pacific	8,060		494,642
Minerals Technologies	9,250		646,020
Olin	11,450		552,463
Reliance Steel & Aluminum	8,980		1,278,932
RPM International	6,845		531,514
The Chemours Company	18,000	[b]	523,080
The Mosaic Company	7,940		283,617
U.S. Steel	18,510		406,665
Westlake Chemical	3,280		298,939
WestRock	7,310		364,257
Worthington Industries	5,870		309,349
			8,800,626
Media & Entertainment - 2.3%
Cable One	240		435,151
Fox, Cl. A	3,430		137,577
John Wiley & Sons, Cl. A	10,870		567,523
News Corporation, Cl. A	11,425		268,830
The Interpublic Group of Companies	17,910		656,760
The New York Times Company, Cl. A	20,790		1,024,323
World Wrestling Entertainment, Cl. A	7,220	[b]	406,197
Yelp	14,365	[a]	534,953
			4,031,314
Pharmaceuticals Biotechnology & Life Sciences - 3.9%
Bio-Techne	1,180		571,793

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.9% (continued)
Bruker	3,775		294,828
Exelixis	18,480	[a]	390,667
Halozyme Therapeutics	9,510	[a]	386,867
Jazz Pharmaceuticals	3,390	[a]	441,412
Medpace Holdings	2,400	[a]	454,272
Neurocrine Biosciences	3,325	[a]	318,901
Repligen	6,330	[a]	1,829,307
Royalty Pharma, CI. A	9,570		345,860
Sage Therapeutics	3,040	[a]	134,702
Seagen	2,640	[a]	448,272
Syneos Health	7,750	[a]	677,970
United Therapeutics	2,585	[a]	477,139
			6,771,990
Real Estate - 9.6%
Brixmor Property Group	24,885	[c]	550,207
Camden Property Trust	3,380	[c]	498,449
First Industrial Realty Trust	45,980	[c]	2,394,638
Healthcare Realty Trust	39,445	[c]	1,174,672
Highwoods Properties	16,870	[c]	739,918
Jones Lang LaSalle	3,050	[a]	756,675
Kilroy Realty	19,920	[c]	1,318,903
Kimco Realty	42,489	[c]	881,647
Lamar Advertising, Cl. A	8,645	[c]	980,775
Life Storage	7,425	[c]	851,944
National Retail Properties	39,510	[c]	1,706,437
National Storage Affiliates Trust	16,125	[c]	851,239
Omega Healthcare Investors	17,460	[c]	523,102
PS Business Parks	9,650	[c]	1,512,541
Regency Centers	7,440	[c]	500,935
SL Green Realty	7,870	[b,c]	557,511
Urban Edge Properties	36,950	[c]	676,555
VEREIT	6,430	[c]	290,829
			16,766,977
Retailing - 4.3%
American Eagle Outfitters	8,490	[b]	219,042
AutoNation	3,920	[a]	477,299
Dick's Sporting Goods	4,880		584,478
Five Below	5,295	[a]	936,209
Foot Locker	8,120		370,759
Kohl's	16,755		788,993
Lithia Motors	1,960		621,398
Murphy USA	1,745		291,869
Nordstrom	12,875	[a]	340,544

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Retailing - 4.3% (continued)
RH	735	[a]	490,179
The Gap	13,355		303,159
Urban Outfitters	10,345	[a]	307,143
Wayfair, Cl. A	1,970	[a,b]	503,355
Williams-Sonoma	6,790		1,204,071
			7,438,498
Semiconductors & Semiconductor Equipment - 3.9%
Brooks Automation	8,720		892,492
Cirrus Logic	4,140	[a]	340,929
CMC Materials	3,040		374,619
First Solar	1,755	[a]	167,532
Lattice Semiconductor	12,550	[a]	811,357
MKS Instruments	7,565		1,141,634
ON Semiconductor	5,165	[a]	236,402
Qorvo	1,320	[a]	220,691
Semtech	13,630	[a]	1,062,731
SolarEdge Technologies	2,740	[a]	726,703
Teradyne	3,040		331,877
Universal Display	2,490		425,690
			6,732,657
Software & Services - 6.7%
ACI Worldwide	29,880	[a]	918,212
Alliance Data Systems	6,850		691,097
Aspen Technology	1,685	[a]	206,918
Cerence	3,870	[a,b]	371,946
Commvault Systems	1,765	[a]	132,922
Concentrix	2,495		441,615
DocuSign	1,940	[a]	499,414
Fair Isaac	2,220	[a]	883,405
Genpact	11,605		551,354
HubSpot	1,180	[a]	797,786
Manhattan Associates	4,710	[a]	720,771
Medallia	15,400	[a]	521,598
NCR	18,800	[a]	728,688
Nuance Communications	11,050	[a]	608,192
Palo Alto Networks	1,540	[a]	737,660
PTC	8,210	[a]	983,476
Qualys	3,780	[a]	420,676
Splunk	2,940	[a]	425,447
Teradata	12,810	[a]	734,654
WEX	1,830	[a]	322,336
			11,698,167
Technology Hardware & Equipment - 4.8%
Arrow Electronics	5,360	[a]	601,874

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Technology Hardware & Equipment - 4.8% (continued)
Avnet	18,790		694,666
Belden	7,320		426,463
Ciena	10,885	[a]	558,945
Cognex	13,845		1,110,646
Corning	11,880		433,501
II-VI	10,560	[a,b]	626,842
Jabil	4,330		252,742
Littelfuse	4,785		1,307,597
Lumentum Holdings	6,120	[a,b]	511,265
NETSCOUT Systems	8,100	[a]	218,295
SYNNEX	2,290		238,389
Trimble	5,900	[a]	485,275
Vontier	15,100		507,360
Xerox Holdings	22,265		449,085
			8,422,945
Telecommunication Services - .3%
Iridium Communications	12,910	[a]	514,464
Transportation - 1.5%
Avis Budget Group	3,305	[a,b]	385,066
Kansas City Southern	650		175,916
Kirby	18,425	[a]	883,663
Old Dominion Freight Line	1,715		490,456
Ryder System	3,070		253,920
Saia	1,870	[a]	445,116
			2,634,137
Utilities - 3.6%
ALLETE	18,065		1,075,229
Black Hills	17,290		1,085,120
DTE Energy	2,190		244,645
Hawaiian Electric Industries	7,735		315,820
IDACORP	11,050		1,142,349
MDU Resources Group	22,105		655,855
New Jersey Resources	7,895		274,825
NorthWestern	7,610		436,053
ONE Gas	10,670		676,158
UGI	7,210		307,290
			6,213,344
Total Common Stocks (cost $147,077,434)			173,669,945

	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $567,651)	0.06	567,651	[d]	567,651

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $624,297)	0.02	624,297	[d]	624,297
Total Investments (cost $148,269,382)		100.4%		174,861,893
Liabilities, Less Cash and Receivables		(.4%)		(625,848)
Net Assets		100.0%		174,236,045

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2021, the value of the fund’s securities on loan was $5,681,006 and the value of the collateral was $5,890,907, consisting of cash collateral of $624,297 and U.S. Government & Agency securities valued at $5,266,610.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities—Common Stocks	173,669,945	-	-	173,669,945
Investment Companies	1,191,948	-	-	1,191,948

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2021, accumulated net unrealized appreciation on investments was $26,592,511, consisting of $30,742,221 gross unrealized appreciation and $4,149,710 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.